COLLABORATION INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Summary of Inventories

	December 31, 2023	December 31, 2022
	US$’000	US$’000

Raw materials	13,155	6,989
Work-in-process	2,990	690
Finished goods	3,288	2,675
Total collaboration inventories	19,433	10,354